Share-based Compensation Plans and Shares Held in Trust	12 Months Ended
Dec. 31, 2018
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Share-based Compensation Plans and Shares Held in Trust

21 SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST

Share-based compensation expense	$ million
	2018		2017	2016
Equity-settled	531		422	488
Cash-settled	—	[A]	380	205
Total	531		802	693

 [A] As from 2018 components of share-based payments (related to tax) that were previously classified as cash-settled are classified as equity-settled (see Note 2). On an incidental basis awards may be cash settled, where an equity settlement is not possible under local regulations.

The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depository Shares (ADSs) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. Shares and ADSs vest for nil consideration.

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2018	33	12	9	0.9
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2018	30	12	8	1.0
At January 1, 2017	36	12	10	1.0
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2017	33	12	9	0.9

Other plans offer employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company’s share price.

Shell employee share ownership trusts and trust-like entities purchase the Company’s shares in the open market to meet delivery commitments under employee share plans. At December 31, 2018, they held 19.6 million A shares (2017: 15.2 million), 7.1 million B shares (2017: 2.9 million) and 5.9 million A ADSs (2017: 5.9 million).